Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2012
Impairment Of Assets

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Materials contained on heap leach pad (1)	19.2	—	—	—
Property, plant and equipment (2)	14.5	9.5	—	—
Biox - property, plant and equipment (3)	7.9	—	—	—

	41.6	9.5	—	—

(1)	The charge of $19.2 million relates to a write-down to market value in Australia due to the cessation of the heap leach at St. Ives.
(2)	The impairment charge in fiscal 2012 consisted of a $10.1 million impairment of heap leach assets in Australia due to the cessation of the heap leach at St. Ives and $4.4 million impairment of heavy mining machinery in Ghana. The impairment charge in fiscal 2011 resulted from the decision to reassess the optimal processing methodology for the oxides at Cerro Corona, where the focus was on the evaluation of a heap leach operation to capture the value inherent in the oxide instead of a stand-alone oxide plant; the evaluation costs of which were written off in 2011.
(3)	The Group impaired its patented technology, known as the Biox process, which is used for the pretreatment of refractory ores and concentrates prior to gold recovery through conventional cyanide leaching techniques. The Group entered into an agreement to sell its Biox technology in 2013.